Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts		$ 0	$ 3
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	75,000,000	75,000,000	30,000,000
Common stock, shares issued	31,731	28,677	21,222
Common stock, shares outstanding	31,731	28,677	21,222